Related Party Transaction and Balances (Details) - Schedule of balances with affected entity - Affected Entity [Member] - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Due from Affected Entity:
Account receivables from Affected Entity		¥ 5,203,022
Other receivables from Affected Entity		3,681,578
Total		8,884,600
Due to Affected Entity:
Payables to Affected Entity:	308,782,975	243,006,621
Advance from Affected Entity		11,145,000
Total	¥ 308,782,975	¥ 254,151,621